UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2007

Item 1:               Report to Shareholders.

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett
Bond Debenture Fund

For the six-month period ended June 30, 2007

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Bond Debenture Fund's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: The Federal Reserve Board (the Fed) left the fed funds rate (the rate at which banks lend to one another) unchanged at 5.25% at its January, March, May, and June meetings. At the last meeting, the Fed indicated that the U.S. economy continued to grow at a moderate pace, but that "the predominant policy concern remains the risk that inflation will fail to moderate as expected." Late in the period, the benchmark 10-year Treasury yield crossed the psychologically important level of 5%.

Year to date, the Merrill Lynch High Yield Master II Index1 was up 3.07%, the Lehman Brothers U.S. Aggregate Bond Index2 was up 0.98%, and the Merrill

Lynch All Convertibles Index3 was up 6.96%. Convertibles captured 100% of the upside of equities, with the S&P 500® Index4 also up 6.96%.

Thus far in 2007, investors have shown a preference for riskier, lower-rated securities. Within the high yield market, 'CCC' rated bonds outperformed 'B' and 'BB' rated bonds, with the Merrill Lynch U.S. High Yield CCC-Rated Index5 up 6.14%, the Merrill Lynch U.S. High Yield B-Rated Index5 up 3.34%, and the Merrill Lynch U.S. High Yield BB-Rated Index5 up 1.54%. In the convertible market, speculative-grade issues beat investment-grade issues as well. The Merrill Lynch All Convertibles Speculative Quality Index6 was up 9.83%, while the Merrill Lynch Convertibles U.S. Investment Grade Index7 was up 5.46%. Even in the high-grade portion of the market, mortgages and corporates outperformed Treasuries.

Q: How did the Bond Debenture Fund perform over the six-month period ended June 30, 2007?

A: The Fund returned 3.8%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 1.0% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributor to the Fund's performance for the six-month period was its high-yield securities holdings, followed by convertible securities and the Fund's equity holdings. All three outperformed investment-grade bonds for the period.

Among the individual holdings that were contributors in the high-yield bond sector were auto parts and equipment holdings Cooper-Standard Automotive, Inc., a manufacturer of sealing systems and related products, and Stanadyne Corp., a supplier of fuel systems products; health services holding CDRV Investors, Inc., indirect parent company of VWR International Inc., a global research laboratory; restaurants holding Friendly Ice Cream Corp., a family restaurant company; and printing and publishing holding Clarke American, a provider of checks and related products and services.

Among the individual holdings that were detractors from performance in the high-yield bond sector were building and construction holding Beazer Homes USA, Inc., a builder of single family homes; building materials holding NTK Holdings, a maker of air conditioning, heating, ventilation and related products; nonfood and drug retailers holding Linens 'n Things, Inc., a retailer of home textiles and accessories; telecommunications integrated/services holding Intelsat, Ltd., a provider of fixed satellite services; and building and construction holding Standard Pacific Corp., a homebuilder and mortgage provider.

Among the individual holdings in the convertible securities sector were electric-generation holding NRG Energy, Inc., an owner and operator of power-generating facilities; electronics holding FLIR Systems, a supplier of thermal imaging and stabilized camera systems; financial advisor Morgan Stanley (VLO) securities (which are convertible into the stock of VLO [Valero Energy Corp., an independent petroleum refining and marketing company]); building and construction holding Fluor Corp.; and oil services company Schlumberger Ltd.

Among the individual holdings that detracted from Fund performance in the convertible securities sector were Charles River Associates, Inc., a provider of economic and financial expertise and management consulting services; LSI Corp., a maker of integrated circuits and storage systems; financial advisor Lehman Brothers Inc. (NWS) securities (which are convertible into the stock of NWS [News Corp., an international media company]); global hospitality and hotel company Hilton Hotels Corp.; and Vale Capital Ltd., a subsidiary of global diversified mining corporation, Companhia Vale do Rio Doce (CVRD).

Among the individual equity holdings that contributed to performance were EDO Corp. (the Fund's number-one equity contributor), a manufacturer of electronic, information, and electro-mechanical systems and engineered materials; support/services holding FTI Consulting Inc., a provider of forensic and litigation consulting and related services; Oshkosh Truck Corp., a maker of heavy duty vehicles; SEMCO Energy, Inc., an operator of natural gas distribution systems; and Lyondell Chemical Co., a manufacturer of intermediate and performance chemicals and derivatives.

Among the individual equity holdings that detracted from performance were Constellation Brands, Inc. (the Fund's number-one equity detractor), a producer of beverage alcohol; pharmaceuticals holding Amgen Inc., a developer of human therapeutics based on cellular and molecular biology; electric-integrated holding NiSource Inc., a natural gas company; support/services holding CRA International Inc., an economic and business consulting firm; and multi-bank holding company Wachovia Corp.

In the investment-grade sector, mortgage-backed securities contributed to Fund performance. Among the individual holdings that contributed to performance in the investment-grade sector were two wireless communications services providers, Alamosa Delaware Inc. and Nextel Partners. Among the detractors to performance were Regions Financial Corp., a full service bank, and Freddie Mac, a U.S. government sponsored, privately owned provider of loans, loan guarantees, and mortgage-backed securities.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Merrill Lynch High Yield Master II Index is a broad-based index consisting of all U.S. dollar-denominated high yield bonds with a minimum outstanding amount of $100 million and with a maturity greater than one year. The quality rating is less than BBB.

2  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

3  The Merrill Lynch All Convertibles Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

4  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

5  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB are part of the Merrill Lynch U.S. High Yield Index, with the only difference being the addition of a ratings filter.

6  The Merrill Lynch All Convertibles Speculative Quality Index consists of speculative-grade publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

7  The Merrill Lynch Convertibles U.S. Investment Grade Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note About Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/07	6/30/07	1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,037.70	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class B
Actual	$1,000.00	$1,034.30	$8.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.15
Class C
Actual	$1,000.00	$1,035.60	$8.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.15
Class P
Actual	$1,000.00	$1,037.80	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.43	$5.41
Class Y
Actual	$1,000.00	$1,039.60	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.16

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.63% for Classes B and C, 1.08% for Class P and 0.63% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Agency	8.69%
Banking	1.14%
Basic Industry	7.99%
Brokerage	0.09%
Capital Goods	7.43%
Consumer Cyclical	4.96%
Consumer Non-Cyclical	6.31%
Energy	8.40%
Finance & Investment	0.29%
Government Guaranteed	0.96%
Sector*	%**
Insurance	0.77%
Media	9.05%
Mortgage Backed	2.96%
Services Cyclical	10.33%
Services Non-Cyclical	4.91%
Technology & Electronics	4.68%
Telecommunications	5.05%
Utility	5.64%
Short-Term Investments	10.35%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.76%
COMMON STOCKS 4.30%
Aerospace/Defense 0.09%
EDO Corp.	200	$6,574,000
Agriculture 0.11%
Archer Daniels Midland Co.	250	8,272,500
Automotive 0.23%
Oshkosh Truck Corp.	275	17,303,000
Banking 0.21%
Bank of America Corp.	125	6,111,250
Wachovia Corp.	200	10,250,000
Total		16,361,250
Beverage 0.17%
PepsiCo, Inc.	200	12,970,000
Chemicals 0.33%
Praxair, Inc.	350	25,196,500
Electric: Integrated 0.75%
NiSource Inc.	700	14,497,000
Northeast Utilities System	800	22,688,000
TECO Energy, Inc.	1,200	20,616,000
Total		57,801,000
Electronics 0.21%
Emerson Electric Co.	350	16,380,000
Energy: Exploration & Production 0.26%
Devon Energy Corp.	250	19,572,500
Food & Drug Retailers 0.17%
Ingles Markets, Inc., Class A	50	1,722,500
SUPERVALU INC.	248	11,480,690
Total		13,203,190
Machinery 0.20%
Roper Industries, Inc.	275	15,702,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments			Shares (000)	Value
Media: Cable 0.48%
Comcast Corp., Class A*			262	$7,339,500
Time Warner Cable Inc.*			750	29,377,500
Total				36,717,000
Non-Electric Utilities 0.16%
National Fuel Gas Co.			200	8,662,000
SEMCO Energy, Inc.*			489	3,797,828
Total				12,459,828
Non-Food & Drug Retailers 0.07%
Kroger Co. (The)			200	5,626,000
Pharmaceuticals 0.33%
Amgen, Inc.*			250	13,822,500
CV Therapeutics, Inc.*			100	1,321,000
Pfizer Inc.			400	10,228,000
Total				25,371,500
Restaurants 0.17%
McDonald's Corp.			250	12,690,000
Support: Services 0.24%
CRA International, Inc.*			150	7,229,374
FTI Consulting, Inc.*			300	11,409,000
Total				18,638,374
Telecommunications Equipment 0.12%
Avaya Inc.*			550	9,262,000
Total Common Stocks (cost $268,264,520)				330,101,142
	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.56%
Aerospace/Defense 1.17%
Alliant Techsystems, Inc.^	2.75%	2/15/2024	$12,000	15,750,000
EDO Corp.^	4.00%	11/15/2025	15,000	17,343,750
L-3 Communications Corp.^	3.00%	8/1/2035	20,000	22,650,000
Lockheed Martin Corp.^	5.11%#	8/15/2033	25,000	33,710,000
Total				89,453,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building & Construction 0.68%
Fluor Corp.	1.50%	2/15/2024	$26,000	$52,032,500
Computer Hardware 0.25%
Intel Corp.^	2.95%	12/15/2035	20,000	19,175,000
Electronics 0.58%
FLIR Systems, Inc.^	3.00%	6/1/2023	10,000	21,250,000
Itron, Inc.^	2.50%	8/1/2026	5,000	6,743,750
Millipore Corp.^	3.75%	6/1/2026	15,000	16,143,750
Total				44,137,500
Foods 0.17%
Morgan Stanley (convertible into Nestle S.A.)†	2.00%	6/28/2012	12,500	12,778,125
Food & Drug Retailers 0.11%
BNP Paribas (convertible into CVS Caremark Corp.) (France)†(a)	6.70%	12/14/2007	8,000	8,804,880
Gas Distribution 0.06%
NorthernStar Natural Gas LLC PIK†	5.00%#	5/15/2013	4,284	4,305,746
Health Services 0.61%
Fisher Scientific International, Inc.^	3.25%	3/1/2024	10,000	14,325,000
Invitrogen Corp.	1.50%	2/15/2024	20,000	18,475,000
Invitrogen Corp.^	3.25%	6/15/2025	10,000	10,212,500
SFBC International, Inc.	2.25%	8/15/2024	4,000	4,090,000
Total				47,102,500
Hotels 0.29%
Hilton Hotels Corp.	3.375%	4/15/2023	15,000	22,668,750
Media: Broadcast 0.39%
Sinclair Broadcast Group, Inc. (2.00% after 1/5/2011)(f)	4.875%	7/15/2018	10,000	9,762,500
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	20,545	19,825,925
Total				29,588,425
Media: Diversified 1.17%
Lehman Brothers Holdings, Inc. (convertible into News Corp., Class A)	0.45%	12/27/2013	25,000	24,085,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Diversified (continued)
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	$45,000	$38,587,500
Walt Disney Co. (The)^	2.125%	4/15/2023	22,500	27,056,250
Total				89,728,750
Oil Field Equipment & Services 0.76%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	17,425,000
Schlumberger Ltd. (Netherlands)^(a)	1.50%	6/1/2023	17,500	41,146,875
Total				58,571,875
Pharmaceuticals 1.31%
Celgene Corp.	1.75%	6/1/2008	2,000	9,475,000
CV Therapeutics, Inc.^	3.25%	8/16/2013	15,000	13,275,000
Genzyme Corp.^	1.25%	12/1/2023	17,000	17,935,000
MGI PHARMA, Inc.	1.682%	3/2/2024	13,450	9,415,000
Teva Pharmaceutical Finance B.V. (Israel)(a)	0.25%	2/1/2026	7,750	7,798,438
Teva Pharmaceutical Finance B.V. (Israel)(a)	0.375%	11/15/2022	7,500	14,418,750
Wyeth^	4.877%#	1/15/2024	25,000	28,405,000
Total				100,722,188
Printing & Publishing 0.17%
Omnicom Group Inc.^	Zero Coupon	7/1/2038	12,000	13,065,000
Railroads 0.26%
CSX Corp.^	Zero Coupon	10/30/2021	12,500	20,046,875
Software/Services 0.77%
DST Systems, Inc.^	4.125%	8/15/2023	7,500	12,693,750
Electronic Data Systems Corp.^(d)	3.875%	7/15/2023	22,500	22,893,750
Symantec Corp.^	0.75%	6/15/2011	20,000	23,400,000
Total				58,987,500
Support: Services 0.27%
Charles River Assoc., Inc.	2.875%	6/15/2034	15,000	20,681,250
Telecommunications Equipment 0.25%
LSI Logic Corp.^	4.00%	5/15/2010	20,000	19,475,000
Telecommunications: Wireless 0.29%
Liberty Media (convertible into Motorola, Inc.)^	3.50%	1/15/2031	12,561	12,435,152
Nextel Communications, Inc.	5.25%	1/15/2010	10,000	9,987,500
Total				22,422,652
Total Convertible Bonds (cost $619,452,584)				733,748,266

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 3.75%
Automotive 0.09%
Ford Motor Co. Capital Trust II	6.50%	175	$6,748,000
Banking 0.34%
Marshall & Ilsley Corp.	6.50%	1,000	26,430,000
Electric: Generation 0.70%
NRG Energy, Inc.	5.75%	70	25,963,899
PNM Resources, Inc.	6.75%	550	27,500,000
Total			53,463,899
Engineering 0.10%
Morgan Stanley (convertible into ABB Ltd.)†	7.30%	420	7,946,400
Food: Wholesale 0.11%
Bunge Ltd. (Bermuda)(a)	4.875%	75	8,653,125
Gas Distribution 0.38%
El Paso Corp.	4.99%	20	29,225,000
Integrated Energy 0.58%
Williams Cos., Inc. (The)	5.50%	300	44,512,500
Life Insurance 0.41%
MetLife, Inc.	6.375%	960	31,065,600
Metals/Mining (Excluding Steel) 0.35%
Freeport-McMoRan Copper & Gold	6.75%	100	12,850,000
Vale Capital Ltd PFD (Brazil)(a)	5.50%	283	13,877,812
Total			26,727,812
Oil Refining & Marketing 0.16%
Morgan Stanley (convertible into Valero Energy Corp.)†	7.25%	170	12,404,050
Pharmaceuticals 0.45%
Schering-Plough Corp.	6.00%	500	34,400,000
Property & Casualty 0.08%
XL Capital Ltd. (Cayman Islands)(a)	7.00%	200	5,876,000
Total Convertible Preferred Stocks (cost $233,171,486)			287,452,386

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.63%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$25,000	$24,929,700
Federal Home Loan Mortgage Corp.(d)	5.75%	4/15/2008	75,000	75,241,725
Federal National Mortgage Assoc.	6.00%	6/1/2037	25,000	24,736,204
Total Government Sponsored Enterprises Bonds (cost $125,866,660)				124,907,629
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.84%
Federal National Mortgage Assoc.	5.50%	2/1/2033-7/1/2033	72,663	70,421,324
Federal National Mortgage Assoc.	6.00%	1/1/2034-4/1/2037	432,725	428,919,814
Federal National Mortgage Assoc.(e)	6.50%	TBA	75,000	75,714,825
Federal National Mortgage Assoc.	6.50%	9/1/2035-2/1/2037	155,023	156,819,137
Federal National Mortgage Assoc.	6.625%	10/15/2007	100,000	100,313,600
Total Government Sponsored Enterprises Pass-Throughs (cost $843,341,651)				832,188,700
HIGH YIELD CORPORATE BONDS 66.40%
Aerospace/Defense 1.62%
Armor Holdings, Inc.	8.25%	8/15/2013	10,000	10,575,000
DRS Technologies, Inc.^	6.875%	11/1/2013	30,000	29,250,000
Esterline Technologies Corp.†	6.625%	3/1/2017	4,625	4,486,250
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	16,240,000
Hawker Beechcraft Corp.†^	8.50%	4/1/2015	18,500	19,147,500
Hawker Beechcraft Corp. PIK†^	8.875%	4/1/2015	12,000	12,390,000
L-3 Communications Corp.	6.125%	1/15/2014	14,000	13,265,000
L-3 Communications Corp.	6.375%	10/15/2015	11,850	11,257,500
Moog Inc., Class A	6.25%	1/15/2015	8,000	7,740,000
Total				124,351,250
Apparel/Textiles 0.23%
Levi Strauss & Co.	8.875%	4/1/2016	4,325	4,454,750
Quiksilver, Inc.^	6.875%	4/15/2015	14,300	13,513,500
Total				17,968,250
Auto Loans 1.29%
Ford Motor Credit Co.^	7.25%	10/25/2011	45,000	43,348,590
Ford Motor Credit Co.	7.375%	10/28/2009	9,000	8,938,575
General Motors Acceptance Corp.	7.25%	3/2/2011	47,000	46,882,970
Total				99,170,135

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts & Equipment 1.33%
Accuride Corp.^	8.50%	2/1/2015	$10,050	$9,974,625
Cooper-Standard Automotive, Inc	8.375%	12/15/2014	20,000	18,750,000
Lear Corp.^	8.50%	12/1/2013	17,100	16,501,500
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	12,525,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	10,625,000
Tenneco Inc.^	8.625%	11/15/2014	20,000	20,700,000
TRW Automotive Inc.†	7.25%	3/15/2017	13,850	13,261,375
Total				102,337,500
Automotive 1.01%
Ford Capital BV (Netherlands)^(a)	9.50%	6/1/2010	15,000	15,300,000
Ford Motor Co.^	9.50%	9/15/2011	6,000	6,075,000
General Motors Corp.^	7.20%	1/15/2011	48,625	46,862,344
General Motors Corp.^	8.375%	7/15/2033	10,000	9,175,000
Venture Holdings Trust*(b)	9.50%	7/1/2005	10,000	50,000
Total				77,462,344
Banking 0.57%
Regions Financial Corp.	4.50%	8/8/2008	15,000	14,817,390
Regions Financing Trust II	6.625%#	5/15/2047	10,000	9,591,430
Wells Fargo & Co.	5.35%	5/6/2018	20,000	19,102,860
Total				43,511,680
Beverage 0.16%
Constellation Brands Inc.†	7.25%	5/15/2017	12,500	12,250,000
Building & Construction 0.41%
Beazer Homes USA, Inc.	6.50%	11/15/2013	10,000	8,650,000
K. Hovnanian Enterprises, Inc.	8.625%	1/15/2017	3,550	3,425,750
Standard Pacific Corp.^	7.00%	8/15/2015	11,075	9,801,375
William Lyon Homes, Inc.^	10.75%	4/1/2013	10,000	9,450,000
Total				31,327,125
Building Materials 0.60%
Associated Materials, Inc. (11.25% after 3/1/2009)**^	Zero Coupon	3/1/2014	12,500	9,375,000
Belden, Inc.†	7.00%	3/15/2017	12,500	12,375,000
NTK Holdings Inc. (10.75% after 9/1/2009)**^	Zero Coupon	3/1/2014	15,000	10,950,000
Ply Gem Industries, Inc.	9.00%	2/15/2012	14,550	13,149,563
Total				45,849,563

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 2.69%
Airgas, Inc.	6.25%	7/15/2014	$10,000	$9,650,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	26,000	23,855,000
Hercules, Inc.	6.75%	10/15/2029	25,000	24,375,000
Huntsman International LLC	7.875%	11/15/2014	5,025	5,408,156
Huntsman LLC^	11.50%	7/15/2012	5,181	5,776,815
Ineos Group Holdings plc (United Kingdom)†^(a)	8.50%	2/15/2016	30,000	29,475,000
INVISTA†	9.25%	5/1/2012	25,000	26,562,500
Lyondell Chemical Co.	8.00%	9/15/2014	4,725	4,878,562
Lyondell Chemical Co.	8.25%	9/15/2016	12,125	12,731,250
Mosaic Co. (The)†	7.375%	12/1/2014	2,275	2,309,125
Mosaic Co. (The)†	7.625%	12/1/2016	3,500	3,596,250
Nalco Co.^	8.875%	11/15/2013	10,425	10,868,063
NOVA Chemicals Corp. (Canada)^(a)	6.50%	1/15/2012	10,000	9,400,000
Rockwood Specialties Group, Inc.^	7.50%	11/15/2014	18,250	18,432,500
Terra Capital, Inc.	7.00%	2/1/2017	20,000	19,400,000
Total				206,718,221
Consumer Products 0.95%
Elizabeth Arden, Inc.^	7.75%	1/15/2014	25,000	25,312,500
Playtex Products, Inc.	9.375%	6/1/2011	17,000	17,552,500
Spectrum Brands, Inc.	7.375%	2/1/2015	15,000	12,131,250
Vitro S.A. (Mexico)†^(a)	9.125%	2/1/2017	17,500	18,025,000
Total				73,021,250
Diversified Capital Goods 1.28%
Mueller Water Products, Inc.†^	7.375%	6/1/2017	17,125	17,066,946
Park-Ohio Industries, Inc.^	8.375%	11/15/2014	15,000	14,512,500
RBS Global & Rexnord Corp.^	8.875%	9/1/2016	15,000	15,112,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	30,385,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	21,420,000
Total				98,496,946
Electric: Generation 2.81%
AES Corp. (The)	9.50%	6/1/2009	10,000	10,500,000
Dynegy Holdings, Inc.†	7.50%	6/1/2015	5,000	4,731,250
Dynegy Holdings, Inc.†	7.75%	6/1/2019	22,500	21,037,500
Dynegy Holdings, Inc.^	8.375%	5/1/2016	26,500	26,036,250
Edison Mission Energy†	7.00%	5/15/2017	50,000	47,375,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Generation (continued)
Edison Mission Energy†	7.20%	5/15/2019	$10,000	$9,450,000
Edison Mission Energy^	7.75%	6/15/2016	37,850	37,850,000
NRG Energy, Inc.	7.25%	2/1/2014	10,000	10,050,000
NRG Energy, Inc.	7.375%	2/1/2016	15,050	15,125,250
NRG Energy, Inc.^	7.375%	1/15/2017	12,675	12,754,219
Reliant Energy, Inc.	6.75%	12/15/2014	10,375	10,634,375
Reliant Energy, Inc.^	7.875%	6/15/2017	10,625	10,385,937
Total				215,929,781
Electric: Integrated 1.54%
Duke Energy Corp.^	5.375%	1/1/2009	7,500	7,485,128
Mirant Americas Generation LLC^	9.125%	5/1/2031	25,000	27,500,000
Mirant North America LLC^	7.375%	12/31/2013	15,225	15,643,688
Nevada Power Co.	5.875%	1/15/2015	15,000	14,727,780
PG&E Corp.^	4.80%	3/1/2014	10,000	9,464,140
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,199,596
PSEG Energy Holdings LLC	8.50%	6/15/2011	22,500	23,943,667
PSEG Energy Holdings LLC^	8.625%	2/15/2008	6,695	6,816,795
Total				117,780,794
Electronics 1.76%
Advanced Micro Devices, Inc.^	7.75%	11/1/2012	20,000	18,900,000
Avago Technologies Fin (Singapore)(a)	10.125%	12/1/2013	10,000	10,700,000
Freescale Semiconductor, Inc.†^	8.875%	12/15/2014	40,050	38,448,000
Freescale Semiconductor, Inc.†	9.235%#	12/15/2014	5,000	4,850,000
Freescale Semiconductor, Inc.†^	10.125%	12/15/2016	18,500	17,482,500
NXP BV/NXP Funding LLC (Netherlands)^(a)	8.106%#	10/15/2013	12,500	12,578,125
NXP BV/NXP Funding LLC (Netherlands)^(a)	9.50%	10/15/2015	32,025	31,704,750
Total				134,663,375
Energy: Exploration & Production 3.40%
Chesapeake Energy Corp.^	6.25%	1/15/2018	50,000	46,937,500
Chesapeake Energy Corp.	6.50%	8/15/2017	14,000	13,335,000
Chesapeake Energy Corp.^	7.00%	8/15/2014	40,000	39,900,000
Cimarex Energy Co.^	7.125%	5/1/2017	23,000	22,540,000
Forest Oil Corp.†^	7.25%	6/15/2019	24,300	23,692,500
Forest Oil Corp.	8.00%	6/15/2008	15,000	15,262,500
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	24,812,500
Kerr-McGee Corp.	6.95%	7/1/2024	10,000	10,401,030

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Pogo Producing Co.^	6.625%	3/15/2015	$29,300	$29,153,500
Quicksilver Resources, Inc.^	7.125%	4/1/2016	12,325	11,955,250
Range Resources Corp.^	7.375%	7/15/2013	22,925	23,268,875
Total				261,258,655
Environmental 1.47%
Aleris International, Inc.†	10.00%	12/15/2016	20,000	19,950,000
Aleris International, Inc. PIK†	9.00%	12/15/2014	7,500	7,603,125
Allied Waste North America, Inc.^	6.125%	2/15/2014	15,000	14,175,000
Allied Waste North America, Inc.^	7.125%	5/15/2016	25,000	24,562,500
Allied Waste North America, Inc.^	7.25%	3/15/2015	47,000	46,765,000
Total				113,055,625
Food: Wholesale 0.65%
Dole Food Co.^	8.75%	7/15/2013	35,000	34,300,000
Land O'Lakes, Inc.	9.00%	12/15/2010	15,000	15,825,000
Total				50,125,000
Food & Drug Retailers 1.76%
Ingles Markets, Inc.	8.875%	12/1/2011	25,000	26,031,250
Rite Aid Corp.	6.875%	8/15/2013	34,000	30,090,000
Rite Aid Corp.^	8.125%	5/1/2010	20,000	20,325,000
Rite Aid Corp.†^	9.375%	12/15/2015	19,125	18,455,625
Stater Bros. Holdings, Inc.^	8.125%	6/15/2012	25,000	25,312,500
SUPERVALU INC.^	7.50%	11/15/2014	14,375	14,806,250
Total				135,020,625
Forestry/Paper 2.83%
Abitibi-Consolidated, Inc. (Canada)(a)	8.55%	8/1/2010	27,906	26,789,760
Bowater, Inc.(d)	6.50%	6/15/2013	25,000	21,843,750
Buckeye Technologies, Inc.^	8.00%	10/15/2010	21,000	21,105,000
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	8,400	8,641,500
Graphic Packaging International, Corp.^	9.50%	8/15/2013	17,550	18,317,812
Jefferson Smurfit Corp.^	7.50%	6/1/2013	20,000	19,500,000
Jefferson Smurfit Corp.^	8.25%	10/1/2012	10,000	9,975,000
JSG Funding plc (Ireland)^(a)	7.75%	4/1/2015	18,000	18,112,500
Norske Skog Canada Ltd. (Canada)(a)	7.375%	3/1/2014	15,500	14,008,125
Rock-Tenn Co., Class A^	8.20%	8/15/2011	12,450	12,885,750
Stone Container Corp.^	8.00%	3/15/2017	20,000	19,500,000
Stone Container Corp.	8.375%	7/1/2012	10,000	10,062,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)
Tembec Industries, Inc. (Canada)(a)	8.625%	6/30/2009	$25,825	$16,334,313
Total				217,076,010
Gaming 3.51%
Boyd Gaming Corp.^	7.125%	2/1/2016	10,000	9,750,000
Isle of Capri Casinos, Inc.^	7.00%	3/1/2014	35,550	33,816,937
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	15,000	15,712,500
Las Vegas Sands Corp.^	6.375%	2/15/2015	35,000	33,468,750
Mandalay Resort Group^	9.375%	2/15/2010	20,000	21,200,000
MGM Mirage, Inc.^	6.75%	9/1/2012	21,500	20,640,000
Park Place Entertainment Corp.^	8.125%	5/15/2011	10,000	10,487,500
Premier Entertainment Biloxi LLC*(b)	10.75%	2/1/2012	7,785	8,135,325
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	16,563,500
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,662,500
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	10,187,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	12,850	13,235,500
Station Casinos, Inc.^	6.50%	2/1/2014	27,000	24,030,000
Turning Stone Casino Resort†	9.125%	12/15/2010	15,000	15,337,500
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	10,225,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	6.625%	12/1/2014	17,500	16,953,125
Total				269,405,637
Gas Distribution 2.04%
El Paso Corp.	7.00%	6/15/2017	25,275	25,124,462
El Paso Corp.^	7.75%	1/15/2032	10,000	10,123,100
Ferrellgas Partners, L.P.	6.75%	5/1/2014	15,950	15,192,375
Ferrellgas Partners, L.P.^	8.75%	6/15/2012	15,625	16,171,875
Inergy L.P.	8.25%	3/1/2016	12,000	12,390,000
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	23,050	21,897,500
MarkWest Energy Partners, L.P.	8.50%	7/15/2016	3,775	3,859,938
Williams Cos., Inc. (The)^	7.875%	9/1/2021	36,550	39,474,000
Williams Partners L.P.	7.25%	2/1/2017	12,275	12,397,750
Total				156,631,000
Health Services 3.27%
Alliance Imaging, Inc.^	7.25%	12/15/2012	10,150	9,896,250
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	15,000	14,175,000
Centene Corp.	7.25%	4/1/2014	10,500	10,395,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services (continued)
Community Health Systems†(c)	8.875%	7/15/2015	$15,525	$15,816,094
DaVita, Inc.^	7.25%	3/15/2015	10,500	10,421,250
Fresenius Medical Capital Trust II	7.875%	2/1/2008	15,000	15,112,500
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	11,700	12,636,000
HCA, Inc.	6.375%	1/15/2015	36,500	31,116,250
HCA, Inc.†	9.125%	11/15/2014	14,525	15,305,719
HCA, Inc.†	9.25%	11/15/2016	10,000	10,675,000
Omnicare, Inc.^	6.875%	12/15/2015	7,000	6,685,000
Select Medical Corp.^	7.625%	2/1/2015	7,125	6,412,500
Tenet Healthcare Corp.	7.375%	2/1/2013	7,500	6,815,625
Tenet Healthcare Corp.^	9.25%	2/1/2015	16,425	15,685,875
Tenet Healthcare Corp.^	9.875%	7/1/2014	10,000	9,950,000
United Surgical Partners, Inc.†	8.875%	5/1/2017	20,000	20,150,000
Vanguard Health Holdings Co. II LLC^	9.00%	10/1/2014	26,750	26,616,250
Varietal Distribution PIK†	10.25%	7/15/2015	13,225	13,258,062
Total				251,122,375
Hotels 1.26%
FelCor Lodging L.P.^	8.50%	6/1/2011	15,000	15,843,750
Gaylord Entertainment Co.^	6.75%	11/15/2014	15,000	14,812,500
Gaylord Entertainment Co.^	8.00%	11/15/2013	31,000	31,581,250
Host Marriott L.P.^	6.375%	3/15/2015	15,000	14,475,000
Host Marriott L.P.	7.00%	8/15/2012	20,000	20,125,000
Total				96,837,500
Integrated Energy 0.25%
Verasun Energy†	9.375%	6/1/2017	20,500	19,167,500
Leisure 0.22%
Six Flags, Inc.^	9.625%	6/1/2014	8,750	8,159,375
Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	8,500,000
Total				16,659,375
Machinery 1.11%
Actuant Corp.†^	6.875%	6/15/2017	5,300	5,273,500
Baldor Electric Co.^	8.625%	2/15/2017	33,000	35,062,500
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,688,710
Case New Holland, Inc.^	9.25%	8/1/2011	10,000	10,532,000
Gardner Denver, Inc.	8.00%	5/1/2013	22,665	23,798,250
Total				85,354,960

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 1.95%
Allbritton Communications Co.	7.75%	12/15/2012	$65,000	$65,650,000
LIN TV Corp.^	6.50%	5/15/2013	10,075	9,898,687
Paxson Communications Corp.†	11.606%#	1/15/2013	10,000	10,375,000
Radio One, Inc.^	6.375%	2/15/2013	10,000	9,450,000
Sinclair Broadcast Group, Inc.^	8.00%	3/15/2012	10,753	11,075,590
Univision Communications PIK†^	9.75%	3/15/2015	43,150	42,826,375
Total				149,275,652
Media: Cable 3.14%
Charter Communications Holdings, LLC I	11.00%	10/1/2015	65,250	68,430,937
Charter Communications Holdings, LLC I^	11.75%	5/15/2014	33,000	32,587,500
Charter Communications Holdings LLC II^	10.25%	9/15/2010	10,000	10,500,000
DirecTV Holdings LLC^	6.375%	6/15/2015	25,000	23,562,500
DirecTV Holdings LLC^	8.375%	3/15/2013	12,000	12,615,000
Echostar DBS Corp.^	6.375%	10/1/2011	15,000	14,737,500
Echostar DBS Corp.	7.125%	2/1/2016	25,000	24,562,500
Mediacom Broadband LLC^	8.50%	10/15/2015	10,000	10,100,000
Mediacom Communications Corp.^	9.50%	1/15/2013	42,500	43,562,500
Total				240,658,437
Media: Services 1.35%
Affinion Group, Inc.	11.50%	10/15/2015	10,500	11,392,500
Idearc, Inc.^	8.00%	11/15/2016	51,500	52,272,500
Interpublic Group of Cos. (The)	6.25%	11/15/2014	16,820	15,516,450
Warner Music Group Corp.	7.375%	4/15/2014	26,100	24,403,500
Total				103,584,950
Metals/Mining (Excluding Steel) 1.57%
Foundation PA Coal Co.^	7.25%	8/1/2014	10,000	9,962,500
Freeport-McMoRan Copper & Gold	8.25%	4/1/2015	25,000	26,437,500
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	27,500	29,425,000
Noranda Aluminum, Inc. PIK†^	9.36%#	5/15/2015	25,000	24,250,000
Novelis Inc. (Canada)(a)	7.25%	2/15/2015	9,775	10,080,469
Peabody Energy Corp.^	5.875%	4/15/2016	15,000	14,100,000
Peabody Energy Corp.^	7.375%	11/1/2016	6,350	6,508,750
Total				120,764,219
Multi-Line Insurance 0.36%
Hub International Holdings, Inc.†^	9.00%	12/15/2014	12,875	12,681,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Line Insurance (continued)
USI Holdings Corp.†	9.23%#	11/15/2014	$15,000	$15,000,000
Total				27,681,875
Non-Electric Utilities 0.19%
SEMCO Energy, Inc.	7.75%	5/15/2013	14,050	14,339,430
Non-Food & Drug Retailers 0.47%
Brookstone Company, Inc.^	12.00%	10/15/2012	10,000	10,300,000
Michaels Stores, Inc.†^	10.00%	11/1/2014	8,625	8,883,750
Neiman Marcus Group, Inc. (The) PIK^	9.00%	10/15/2015	7,150	7,686,250
Toys "R" Us, Inc.^	7.625%	8/1/2011	10,000	9,350,000
Total				36,220,000
Oil Field Equipment & Services 1.10%
CGGVeritas (France)^(a)	7.75%	5/15/2017	5,525	5,621,687
Complete Production Services, Inc.†	8.00%	12/15/2016	20,000	20,300,000
Grant Prideco, Inc.^	6.125%	8/15/2015	15,000	14,287,500
Hanover Compressor Co.^	7.50%	4/15/2013	4,925	4,974,250
Hanover Compressor Co.	8.625%	12/15/2010	12,075	12,512,719
Hanover Compressor Co.^	9.00%	6/1/2014	6,150	6,534,375
Pride International, Inc.^	7.375%	7/15/2014	19,950	20,099,625
Total				84,330,156
Oil Refining & Marketing 0.17%
Tesoro Corp.^	6.25%	11/1/2012	9,375	9,351,563
Tesoro Corp.†	6.50%	6/1/2017	3,550	3,487,875
Total				12,839,438
Packaging 2.03%
Ball Corp.	6.625%	3/15/2018	3,550	3,416,875
Berry Plastics Holdings Corp.^	8.875%	9/15/2014	35,000	35,612,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	47,425	43,868,125
Owens-Brockway Glass Container Inc.	6.75%	12/1/2014	4,000	3,920,000
Owens-Brockway Glass Container Inc.^	7.75%	5/15/2011	20,000	20,625,000
Owens-Brockway Glass Container Inc.^	8.875%	2/15/2009	30,763	31,455,167
Owens Illinois, Inc.^	7.50%	5/15/2010	11,750	11,911,563
Solo Cup Co.^	8.50%	2/15/2014	6,000	5,280,000
Total				156,089,230

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.65%
Mylan Laboratories, Inc.	6.375%	8/15/2015	$20,000	$20,700,000
Warner Chilcott Corp.^	8.75%	2/1/2015	28,009	28,919,293
Total				49,619,293
Printing & Publishing 1.39%
Dex Media, Inc. (9.00% after 11/15/2008)**^	Zero Coupon	11/15/2013	15,000	14,193,750
Dex Media West	9.875%	8/15/2013	25,394	27,298,550
PRIMEDIA, Inc.^	8.875%	5/15/2011	7,500	7,743,750
R.H. Donnelley Corp.^	6.875%	1/15/2013	22,150	21,097,875
R.H. Donnelley Corp.^	8.875%	1/15/2016	24,675	25,785,375
R.H. Donnelley Finance Inc.	10.875%	12/15/2012	10,000	10,687,500
Total				106,806,800
Restaurants 0.51%
Denny's Corp./Denny's Holdings Inc.^	10.00%	10/1/2012	15,500	16,430,000
Friendly Ice Cream Corp.	8.375%	6/15/2012	10,725	11,261,250
Landry's Restaurants, Inc.^	7.50%	12/15/2014	12,000	11,700,000
Total				39,391,250
Software/Services 1.17%
PGS Solutions Inc†	9.625%	2/15/2015	12,500	12,701,838
SERENA Software, Inc.^	10.375%	3/15/2016	11,000	11,907,500
SunGard Data Systems, Inc.	9.125%	8/15/2013	27,850	28,650,687
SunGard Data Systems, Inc.^	10.25%	8/15/2015	25,000	26,562,500
Unisys Corp.	8.00%	10/15/2012	10,000	9,775,000
Total				89,597,525
Steel Producers/Products 0.84%
AK Steel Holding Corp.	7.75%	6/15/2012	25,000	25,125,000
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	13,250	13,250,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	15,000	15,675,000
Century Aluminum Co.	7.50%	8/15/2014	10,000	10,137,500
Total				64,187,500
Support: Services 3.03%
Aramark Corp.†	8.50%	2/1/2015	13,600	13,906,000
Aramark Corp.†	8.856%#	2/1/2015	5,000	5,100,000
Ashtead Capital Inc†	9.00%	8/15/2016	15,200	15,998,000
Avis Budget Car Rental^	7.625%	5/15/2014	27,000	27,405,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services (continued)
FTI, Inc.	7.75%	10/1/2016	$10,300	$10,557,500
Hertz Corp. (The)^	8.875%	1/1/2014	20,000	20,950,000
Hertz Corp. (The)^	10.50%	1/1/2016	8,000	8,880,000
Iron Mountain Inc.^	6.625%	1/1/2016	30,000	27,675,000
Iron Mountain Inc.	7.75%	1/15/2015	25,000	24,500,000
Iron Mountain Inc.^	8.625%	4/1/2013	10,000	10,075,000
NEFF Corp†	10.00%	6/1/2015	11,200	11,228,000
Rental Service Corp.†	9.50%	12/1/2014	15,250	15,631,250
United Rentals North America, Inc.	7.75%	11/15/2013	18,580	18,696,125
Williams Scotsman, Inc.^	8.50%	10/1/2015	20,900	21,683,750
Total				232,285,625
Telecommunications: Integrated/Services 3.81%
Cincinnati Bell, Inc.	8.375%	1/15/2014	61,400	62,321,000
Hughes Network Systems, LLC	9.50%	4/15/2014	10,000	10,500,000
Intelsat, Ltd. (Bermuda)^(a)	6.50%	11/1/2013	15,000	12,112,500
Intelsat, Ltd. (Bermuda)^(a)	8.25%	1/15/2013	25,000	25,500,000
Intelsat, Ltd. (Bermuda)(a)	9.25%	6/15/2016	5,000	5,337,500
Intelsat, Ltd. (Bermuda)^(a)	11.25%	6/15/2016	11,000	12,375,000
MasTec, Inc.†	7.625%	2/1/2017	10,000	10,075,000
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	27,500	29,287,500
Qwest Capital Funding, Inc.	7.90%	8/15/2010	75,000	76,687,500
Qwest Communications International, Inc.^	7.25%	2/15/2011	30,000	30,375,000
Syniverse Technologies Inc.	7.75%	8/15/2013	14,000	13,440,000
Windstream Corp.	7.00%	3/15/2019	4,975	4,776,000
Total				292,787,000
Telecommunications: Wireless 1.56%
Alamosa Delaware, Inc.	11.00%	7/31/2010	15,000	15,892,350
Centennial Communications Corp.^	10.00%	1/1/2013	12,750	13,738,125
Centennial Communications Corp.	10.125%	6/15/2013	10,000	10,775,000
Dobson Communications Corp.	8.875%	10/1/2013	27,550	28,927,500
Hellas II (Luxembourg)†(a)	11.106%#	1/15/2015	16,850	17,439,750
IPCS Inc. PIK†	8.605%#	5/1/2014	4,700	4,735,250
Nextel Communications, Inc.^	7.375%	8/1/2015	10,000	10,004,370
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	6,500	6,870,786
Wind Acquisition Finance S.A. (Luxembourg)†(a)	10.75%	12/1/2015	10,000	11,525,000
Total				119,908,131

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Theaters & Entertainment 0.32%
AMC Entertainment, Inc.^	8.00%	3/1/2014	$25,000	$24,625,000
Transportation (Excluding Air/Rail) 0.77%
Bristow Group Inc.	6.125%	6/15/2013	20,150	19,092,125
Bristow Group, Inc.†^	7.50%	9/15/2017	11,000	11,082,500
CHC Helicopter Corp., Class A (Canada)(a)	7.375%	5/1/2014	15,000	14,362,500
Hornbeck Offshore Services, Inc.^	6.125%	12/1/2014	15,790	14,526,800
Total				59,063,925
Total High Yield Corporate Bonds (cost $5,109,850,878)				5,096,607,912
NON-AGENCY COMMERCIAL MORTGAGE-BACK SECURITY 0.23%
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2 Class A2 (cost $17,429,546)	6.30%	11/15/2030	17,846	17,996,903
U.S. TREASURY OBLIGATION 1.05%
U.S. Treasury Note(d) (cost $82,078,033)	5.00%	2/15/2011	80,000	80,387,520
Total Long-Term Investments (cost $7,299,455,358)				7,503,390,458
			Shares (000)
SHORT-TERM INVESTMENTS 11.28%
Collateral for Securities on Loan 9.66%
State Street Navigator Securities Lending Prime Portfolio 5.338%(g)			741,231	741,231,488
			Principal Amount (000)
Repurchase Agreement 1.62%
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $50,000,000 of Federal Farm Credit Bank at Zero Coupon due 8/1/2007 and $67,280,000 of Federal Home Loan Bank at Zero Coupon and 5.15% due 7/30/2007 and 8/15/2007 and $10,335,000 of Federal National Mortgage Assoc. at Zero Coupon due 8/8/2007; value: $127,352,832; proceeds: $124,900,089			$124,851	124,851,189
Total Short-Term Investments (cost $866,082,677)				866,082,677
Total Investments in Securities 109.04% (cost $8,165,538,035)				8,369,473,135
Liabilities in Excess of Other Assets(h) (9.04%)				(693,849,684)
Net Assets 100.00%				$7,675,623,451

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2007

  PIK  Payment-in-kind

  *  Non-income producing security.

  **  Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  ^  All (or a portion of security) on loan (See Note 2 (g)).

  #  Variable rate security. The interest rate represents the rate at June 30, 2007.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Defaulted security. Maturity date shown represents original maturity date.

  (c)  Security purchased on a when-issued basis (See Note 2 (h)).

  (d)  Security pledged as collateral for swap contracts as of June 30, 2007.

  (e)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (f)  On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The "accreted principal price" of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

  (g)  Rate shown reflects 7-day yield as of June 30, 2007.

  (h)  Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Reference Entity	Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Citicorp Security	Owens-Illinois, Inc.
Services	7.80% due 5/15/2018	Sell	2.55%	6/20/2012	$10,000	$(185,267)
JPMorgan Chase Bank, N.A.	Abitibi-Consolidated, Inc. 6.00% due 6/20/2013	Sell	5.00%	6/20/2012	10,000	(409,113)
JPMorgan Chase Bank, N.A.	Bowater, Inc. 6.50% due 6/15/2013	Buy	(4.15%)	6/20/2012	10,000	228,530
Morgan Stanley Capital Services, Inc.	Electronic Data Systems Corp. 6.50% due 8/1/2013	Buy	(0.73%)	9/20/2011	10,000	(18,861)
						$(384,711)

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $8,165,538,035)	$8,369,473,135
Cash	24,857,844
Receivables:
Interest and dividends	115,959,392
Investment securities sold	49,134,884
Capital shares sold	11,582,456
Prepaid expenses and other assets	189,048
Total assets	8,571,196,759
LIABILITIES:
Payable upon return of securities on loan	741,231,488
Payables:
Investment securities purchased	132,255,883
Capital shares reacquired	11,602,067
12b-1 distribution fees	4,272,116
Management fee	2,900,789
Directors' fees	1,095,339
Fund administration	258,148
To affiliate (See Note 3)	50,526
Unrealized depreciation on credit default swap agreements	384,711
Accrued expenses and other liabilities	1,522,241
Total liabilities	895,573,308
NET ASSETS	$7,675,623,451
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,878,247,742
Distributions in excess of net investment income	(64,599,007)
Accumulated net realized loss on investments, credit default swap agreements and foreign currency related transactions	(341,575,672)
Net unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currency	203,550,388
Net Assets	$7,675,623,451
Net assets by class:
Class A Shares	$4,807,901,536
Class B Shares	$1,177,392,728
Class C Shares	$1,329,742,378
Class P Shares	$109,716,366
Class Y Shares	$250,870,443
Outstanding shares by class:
Class A Shares (740 million shares of common shares authorized, $.001 par value)	596,289,651
Class B Shares (500 million shares of common shares authorized, $.001 par value)	145,869,330
Class C Shares (300 million shares of common shares authorized, $.001 par value)	164,653,917
Class P Shares (160 million shares of common shares authorized, $.001 par value)	13,384,202
Class Y Shares (300 million shares of common shares authorized, $.001 par value)	31,209,726
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.06
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$8.46
Class B Shares-Net asset value	$8.07
Class C Shares-Net asset value	$8.08
Class P Shares-Net asset value	$8.20
Class Y Shares-Net asset value	$8.04

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends	$11,106,348
Interest and other	245,862,300
Securities lending-net	445,889
Total investment income	257,414,537
Expenses:
Management fee	17,638,182
12b-1 distribution plan-Class A	8,333,398
12b-1 distribution plan-Class B	6,153,729
12b-1 distribution plan-Class C	6,612,535
12b-1 distribution plan-Class P	246,339
Shareholder servicing	4,374,630
Fund administration	1,556,819
Reports to shareholders	421,424
Subsidy (See Note 3)	270,620
Custody	130,907
Directors' fees	116,995
Registration	98,838
Professional	56,569
Other	83,993
Gross expenses	46,094,978
Expense reductions (See Note 7)	(151,289)
Net expenses	45,943,689
Net investment income	211,470,848
Net realized and unrealized gain:
Net realized gain on investments, credit default swap agreements and foreign currency related transactions	129,187,056
Net change in unrealized depreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	(51,878,882)
Net realized and unrealized gain	77,308,174
Net Increase in Net Assets Resulting From Operations	$288,779,022

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$211,470,848	$416,490,116
Net realized gain on investments, credit default swap agreements and foreign currency related transactions	129,187,056	119,061,223
Net change in unrealized appreciation (depreciation) on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	(51,878,882)	182,112,110
Net increase in net assets resulting from operations	288,779,022	717,663,449
Distributions to shareholders from:
Net investment income
Class A	(153,783,658)	(311,396,758)
Class B	(35,625,333)	(81,028,361)
Class C	(38,216,013)	(79,852,914)
Class P	(3,410,270)	(7,102,111)
Class Y	(11,942,994)	(22,129,189)
Total distributions to shareholders	(242,978,268)	(501,509,333)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	493,748,039	756,692,967
Reinvestment of distributions	187,952,360	383,628,714
Cost of shares reacquired	(814,873,513)	(1,744,976,969)
Net decrease in net assets resulting from capital share transactions	(133,173,114)	(604,655,288)
Net decrease in net assets	(87,372,360)	(388,501,172)
NET ASSETS:
Beginning of period	$7,762,995,811	$8,151,496,983
End of period	$7,675,623,451	$7,762,995,811
Distributions in excess of net investment income	$(64,599,007)	$(33,091,587)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.02		$7.80	$8.20	$8.06	$7.19	$7.91
Investment operations:
Net investment income(a)	.23		.43	.43	.46	.48	.55
Net realized and unrealized gain (loss)	.07		.31	(.31)	.20	.92	(.64)
Total from investment operations	.30		.74	.12	.66	1.40	(.09)
Distributions to shareholders from:
Net investment income	(.26)		(.52)	(.52)	(.52)	(.50)	(.58)
Paid–in capital	–		–	–	–	(.03)	(.05)
Total distributions	(.26)		(.52)	(.52)	(.52)	(.53)	(.63)
Net asset value, end of period	$8.06		$8.02	$7.80	$8.20	$8.06	$7.19
Total Return(b)	3.77	%(c)	9.87%	1.56%	8.56%	20.28%	(1.08)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.49	%(c)	.99%	.99%	.99%	1.00%	1.00%
Expenses, excluding expense reductions	.49	%(c)	.99%	1.00%	.99%	1.00%	1.00%
Net investment income	2.79	%(c)	5.54%	5.45%	5.71%	6.31%	7.51%
Supplemental Data:
Net assets, end of period (000)	$4,807,902		$4,731,545	$4,815,148	$5,093,236	$4,497,233	$3,048,301
Portfolio turnover rate	24.76	%(c)	32.40%	46.63%	42.02%	40.96%	37.03%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.03		$7.80	$8.20	$8.06	$7.20	$7.92
Investment operations:
Net investment income(a)	.20		.38	.38	.41	.43	.51
Net realized and unrealized gain (loss)	.07		.32	(.31)	.20	.92	(.65)
Total from investment operations	.27		.70	.07	.61	1.35	(.14)
Distributions to shareholders from:
Net investment income	(.23)		(.47)	(.47)	(.47)	(.46)	(.53)
Paid–in capital	–		–	–	–	(.03)	(.05)
Total distributions	(.23)		(.47)	(.47)	(.47)	(.49)	(.58)
Net asset value, end of period	$8.07		$8.03	$7.80	$8.20	$8.06	$7.20
Total Return(b)	3.43	%(c)	9.26%	.88%	7.86%	19.43%	(1.67)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.81	%(c)	1.64%	1.64%	1.64%	1.64%	1.65%
Expenses, excluding expense reductions	.81	%(c)	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income	2.47	%(c)	4.88%	4.80%	5.07%	5.67%	6.86%
Supplemental Data:
Net assets, end of period (000)	$1,177,393		$1,269,914	$1,473,891	$1,803,609	$1,861,920	$1,294,955
Portfolio turnover rate	24.76	%(c)	32.40%	46.63%	42.02%	40.96%	37.03%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.03		$7.81	$8.21	$8.07	$7.21	$7.93
Investment operations:
Net investment income(a)	.20		.38	.38	.41	.43	.51
Net realized and unrealized gain (loss)	.08		.31	(.31)	.20	.92	(.64)
Total from investment operations	.28		.69	.07	.61	1.35	(.13)
Distributions to shareholders from:
Net investment income	(.23)		(.47)	(.47)	(.47)	(.46)	(.54)
Paid–in capital	–		–	–	–	(.03)	(.05)
Total distributions	(.23)		(.47)	(.47)	(.47)	(.49)	(.59)
Net asset value, end of period	$8.08		$8.03	$7.81	$8.21	$8.07	$7.21
Total Return(b)	3.56	%(c)	9.13%	.89%	7.86%	19.43%	(1.58)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.81	%(c)	1.64%	1.64%	1.64%	1.64%	1.59%
Expenses, excluding expense reductions	.81	%(c)	1.64%	1.64%	1.64%	1.64%	1.59%
Net investment income	2.47	%(c)	4.88%	4.80%	5.07%	5.67%	6.92%
Supplemental Data:
Net assets, end of period (000)	$1,329,742		$1,312,440	$1,423,141	$1,703,329	$1,593,650	$905,629
Portfolio turnover rate	24.76	%(c)	32.40%	46.63%	42.02%	40.96%	37.03%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.15		$7.91	$8.31	$8.17	$7.29	$8.02
Investment operations:
Net investment income(a)	.23		.43	.43	.45	.48	.55
Net realized and unrealized gain (loss)	.08		.32	(.32)	.20	.93	(.65)
Total from investment operations	.31		.75	.11	.65	1.41	(.10)
Distributions to shareholders from:
Net investment income	(.26)		(.51)	(.51)	(.51)	(.50)	(.58)
Paid–in capital	–		–	–	–	(.03)	(.05)
Total distributions	(.26)		(.51)	(.51)	(.51)	(.53)	(.63)
Net asset value, end of period	$8.20		$8.15	$7.91	$8.31	$8.17	$7.29
Total Return(b)	3.78	%(c)	9.86%	1.45%	8.37%	20.10%	(1.19)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.09%	1.09%	1.09%	1.09%	1.10%
Expenses, excluding expense reductions	.54	%(c)	1.09%	1.09%	1.09%	1.09%	1.10%
Net investment income	2.74	%(c)	5.43%	5.35%	5.62%	6.22%	7.41%
Supplemental Data:
Net assets, end of period (000)	$109,716		$106,734	$134,592	$113,216	$60,848	$18,736
Portfolio turnover rate	24.76	%(c)	32.40%	46.63%	42.02%	40.96%	37.03%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class Y Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.00		$7.78	$8.18	$8.04	$7.18	$7.90
Investment operations:
Net investment income(a)	.24		.46	.46	.48	.51	.58
Net realized and unrealized gain (loss)	.07		.31	(.31)	.21	.91	(.64)
Total from investment operations	.31		.77	.15	.69	1.42	(.06)
Distributions to shareholders from:
Net investment income	(.27)		(.55)	(.55)	(.55)	(.53)	(.61)
Paid–in capital	–		–	–	-	(.03)	(.05)
Total distributions	(.27)		(.55)	(.55)	(.55)	(.56)	(.66)
Net asset value, end of period	$8.04		$8.00	$7.78	$8.18	$8.04	$7.18
Total Return(b)	3.96	%(c)	10.29%	1.93%	8.97%	20.58%	(.66)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.31	%(c)	.64%	.64%	.64%	.64%	.65%
Expenses, excluding expense reductions	.31	%(c)	.64%	.64%	.64%	.64%	.65%
Net investment income	2.97	%(c)	5.89%	5.80%	6.07%	6.67%	7.86%
Supplemental Data:
Net assets, end of period (000)	$250,870		$342,363	$304,725	$284,627	$181,603	$68,691
Portfolio turnover rate	24.76	%(c)	32.40%	46.63%	42.02%	40.96%	37.03%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/deal supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Securities Lending–The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government or Government Sponsored Enterprise securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. As of June 30, 2007, the value of securities loaned was $725,845,083. These loans are collateralized by cash of $741,231,488, which is invested in a restricted money market account. State Street Bank & Trust Company ("SSB") received fees of $191,095 for the six months ended June 30, 2007, which are netted against Securities lending income on the Statement of Operations.

(h)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than

Notes to Financial Statements (unaudited)(continued)

take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)  Structured Securities–The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity

(k)  Credit Default Swaps–The Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk and also for speculative purposes.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked-to-market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the

Notes to Financial Statements (unaudited)(continued)

event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .45% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund of Lord Abbett Investment Trust (the "Balanced Strategy Fund") and Lord Abbett Income Strategy Fund of Lord Abbett Investment Trust (the "Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Balanced Strategy Fund and Income Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Strategy Fund and Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service

Notes to Financial Statements (unaudited)(continued)

fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A		Class B	Class C	Class P
Service	.25	%(1)	.25%	.25%	.20%
Distribution	.10%		.75%	.75%	.25%

*   The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

(1)   Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2007:

Distributor Commissions	Dealers' Concessions
$1,102,332	$5,611,750

Distributor received CDSCs of $14,477 and $21,239 for Class A and Class C shares, respectively, for the six months ended June 30, 2007.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$242,978,268	$501,509,333
Total distributions paid	$242,978,268	$501,509,333

Notes to Financial Statements (unaudited)(continued)

As of the fiscal year ended December 31, 2006, the capital loss carryforwards, along with the related expiration dates, were as follows:

2009	2010	Total
$132,654,329	$303,185,812	$435,840,141

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,232,302,123
Gross unrealized gain	289,298,783
Gross unrealized loss	(152,127,771)
Net unrealized security gain	$137,171,012

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and certain securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$487,699,008	$1,393,881,727	$195,823,158	$1,682,271,538

* Includes U.S. Government sponsored enterprises securities

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of June 30,

Notes to Financial Statements (unaudited)(continued)

2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

Swaps are bi-lateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited)(concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	40,101,208	$325,579,460	64,389,810	$505,353,059
Converted from Class B**	5,516,527	44,902,171	10,499,987	81,846,582
Reinvestment of distributions	15,894,646	128,504,674	33,202,530	259,415,299
Shares reacquired	(55,392,544)	(449,426,672)	(135,487,318)	(1,060,719,552)
Increase (decrease)	6,119,837	$49,559,633	(27,394,991)	$(214,104,612)
Class B Shares*
Shares sold	4,048,024	$32,858,688	8,089,435	$63,456,194
Reinvestment of distributions	2,950,470	23,879,896	6,793,381	53,144,149
Shares reacquired	(13,864,095)	(112,676,086)	(35,057,374)	(275,094,638)
Converted to Class A**	(5,509,757)	(44,902,171)	(10,491,420)	(81,846,582)
Decrease	(12,375,358)	$(100,839,673)	(30,665,978)	$(240,340,877)
Class C Shares
Shares sold	12,963,325	$105,383,276	18,567,011	$145,783,503
Reinvestment of distributions	2,624,669	21,263,111	5,628,055	44,055,090
Shares reacquired	(14,403,968)	(117,060,562)	(43,012,082)	(337,419,233)
Increase (decrease)	1,184,026	$9,585,825	(18,817,016)	$(147,580,640)
Class P Shares
Shares sold	1,779,526	$14,672,127	3,200,014	$25,473,754
Reinvestment of distributions	383,762	3,154,634	777,573	6,170,393
Shares reacquired	(1,883,098)	(15,581,867)	(7,880,372)	(62,747,608)
Increase (decrease)	280,190	$2,244,894	(3,902,785)	$(31,103,461)
Class Y Shares
Shares sold	1,901,437	$15,254,488	2,106,797	$16,626,457
Reinvestment of distributions	1,383,621	11,150,045	2,676,012	20,843,783
Shares reacquired	(14,897,467)	(120,128,326)	(1,152,083)	(8,995,938)
Increase (decrease)	(11,612,409)	$(93,723,793)	3,630,726	$28,474,302

*Amounts for the year ended December 31, 2006 have been reclassified to conform with current presentation.

**Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. Management has determined that FIN 48 did not have a material impact on the Fund's financial statements for the six months ended June 30, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Lord Abbett Bond-Debenture Fund, Inc.

LABD-3-0607
(08/07)

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007